11. SHAREHOLDERS' EQUITY: Schedule of warrants outstanding and exercisable (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Warrants outstanding	8,381,326
Warrant 1
Warrant Exercise Price | $ / shares	$ 0.20
Warrant Expiry Date	Jun. 26, 2022
Warrants outstanding	2,182,659
Warrant 2
Warrant Exercise Price | $ / shares	$ 0.20
Warrant Expiry Date	Aug. 03, 2022
Warrants outstanding	1,326,667
Warrant 3
Warrant Exercise Price | $ / shares	$ 0.20
Warrant Expiry Date	Nov. 27, 2022
Warrants outstanding	4,872,000